Overview and Summary of Significant Accounting Policies Overview and Summary of Significant Accounting Polices (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
THE DAYTON POWER AND LIGHT COMPANY [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Cash and Cash Equivalents [Table Text Block]
Cash, Cash Equivalents, and Restricted Cash
The following table provides a summary of cash, cash equivalents, and restricted cash amounts reported on the Condensed Balance Sheet that reconcile to the total of such amounts as shown on the Condensed Statements of Cash Flows:

$ in millions	September 30, 2019	December 31, 2018
Cash and cash equivalents	$14.4	$45.0
Restricted cash	17.6	21.2
Cash, Cash Equivalents, and Restricted Cash, End of Period	$32.0	$66.2

Balance Sheet that reconcile to the total of such amounts as shown on the Statements of Cash Flows:

$ in millions	December 31, 2018	December 31, 2017
Cash and cash equivalents	$45.0	$5.2
Restricted cash	21.2	0.4
Cash, Cash Equivalents, and Restricted Cash, End of Period	$66.2	$5.6